Operating Segments and Geographic Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Operating Segments and Geographic Information

15. Operating Segments and Geographic Information

Operating segments of the Company are consistent with its internal organizational structure, the manner in which its operations are reviewed and managed by its Chief Executive Officer, who is its Chief Operating Decision Maker (“CODM”), the manner in which the Company assesses operating performance and allocate resources, and the availability of separate financial information.

The Company had previously reported its results of operations under one operating segment. In 2015, the Company realigned new operating segments comprised of online game operations and mobile game operations. During the fiscal year of 2015, our CODM decided to begin to receive and analyze separate financial information of the operating segments in order to perform independent evaluations about its online game operations and mobile game operations and to make separate business decisions and, also to allocate resources for each segment. The nature of change is based on consideration about (i) recent focus on mobile game business due to significant growth of global mobile game market as well as (ii) gradually declining portion of online game revenues in total revenues.

The CODM does not review any information regarding total assets on an operating segment basis, and accordingly, no disclosure is made with respect thereto. Information on the operating segments and reconciliations of total net revenues and total segment operating income to consolidated net revenues from external customers and consolidated operating income for the years ended December 31, 2013, 2014, and 2015 are presented in the table below:

	2013		2014		2015
	(In millions of Korean Won)
Segment net Revenues
Online games	~~W~~	31,726	~~W~~	22,153	~~W~~	18,147
Mobile games		15,097		15,649		15,350
Other		4,970		4,772		3,830
Elimination		(4,108)		(2,685)		(1,667)

Total	~~W~~	47,685	~~W~~	39,889	~~W~~	35,660

	2013		2014		2015
	(In millions of Korean Won)
Income from operations
Online games	~~W~~	(9,462)	~~W~~	(4,625)	~~W~~	(7,038)
Mobile games		(5,116)		(7,196)		(9,701)
Other		(16)		(386)		398
Elimination		(2,136)		378		(888)

Total	~~W~~	(16,730)	~~W~~	(11,829)	~~W~~	(17,229)

Geographic information for the years ended December 31, 2013, 2014 and 2015 is based on the location of the distribution entity. Revenues by geographic region are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Korea	~~W~~	15,491	~~W~~	19,469	~~W~~	18,189
Japan		14,409		8,511		7,781
United States of America		7,725		5,038		3,624
Taiwan and Hong Kong		3,106		2,315		2,763
Thailand		1,015		1,283		958
China		2,734		749		1,045
Brazil		705		664		452
Europe		643		300		203
Russia		180		123		26
Other		1,677		1,437		619

	~~W~~	47,685	~~W~~	39,889	~~W~~	35,660

Approximately 86% and 14% of the Company’s property and equipment are located in Korea and the United States of America, respectively, as of December 31, 2015.